Earnings per equity share (Tables)	12 Months Ended
Mar. 31, 2012
Weighted-average number of shares

	As of March 31,
	2010	2011	2012
Weighted average number of equity shares used in computing basic earnings per equity share	2,182,197,865	2,309,042,936	2,336,704,062
Effect of potential equity shares for stock options outstanding	27,045,525	32,879,357	20,643,197

Weighted average number of equity shares used in computing diluted earnings per equity share	2,209,243,390	2,341,922,293	2,357,347,259

Reconciliation of Earnings Per Share

The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2010		2011		2012		2012
Basic earnings per share	Rs.	11.26	Rs.	17.84	Rs.	21.30	US$	0.42
Effect of potential equity shares for stock options outstanding		0.14		0.25		0.18		0.01

Diluted earnings per share	Rs.	11.12	Rs.	17.59	Rs.	21.12	US$	0.41

Basic earnings per ADS	Rs.	33.78	Rs.	53.52	Rs.	63.90	US$	1.26
Effect of potential equity shares for stock options outstanding		0.42		0.75		0.54		0.01

Diluted earnings per ADS	Rs.	33.36	Rs.	52.77	Rs.	63.36	US$	1.23